Loans and Allowance for Credit Losses - Schedule of Loan Portfolio Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans and Allowance for Loan Losses
Non Accrual	$ 2,266	$ 736
Total gross loans	491,559	490,971
30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	730	158
60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	4,243	75
Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		56
Total Past Due and Non Accrual
Loans and Allowance for Loan Losses
Total gross loans	7,239	1,025
Current
Loans and Allowance for Loan Losses
Total gross loans	484,320	489,946
Commercial and Industrial
Loans and Allowance for Loan Losses
Non Accrual	312	170
Total gross loans	92,019	98,795
Commercial and Industrial | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	19
Commercial and Industrial | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		43
Commercial and Industrial | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		41
Commercial and Industrial | Total Past Due and Non Accrual
Loans and Allowance for Loan Losses
Total gross loans	331	254
Commercial and Industrial | Current
Loans and Allowance for Loan Losses
Total gross loans	91,688	98,541
Commercial real estate
Loans and Allowance for Loan Losses
Non Accrual	1,385	258
Total gross loans	303,048	291,673
Commercial real estate | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	124	48
Commercial real estate | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	4,198
Commercial real estate | Total Past Due and Non Accrual
Loans and Allowance for Loan Losses
Total gross loans	5,707	307
Commercial real estate | Current
Loans and Allowance for Loan Losses
Total gross loans	297,341	291,366
Residential
Loans and Allowance for Loan Losses
Non Accrual	559	308
Total gross loans	89,580	91,737
Residential | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	551	95
Residential | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	45	30
Residential | Total Past Due and Non Accrual
Loans and Allowance for Loan Losses
Total gross loans	1,155	432
Residential | Current
Loans and Allowance for Loan Losses
Total gross loans	88,425	91,305
Consumer
Loans and Allowance for Loan Losses
Non Accrual	10
Total gross loans	6,912	8,766
Consumer | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	36
Consumer | Total Past Due and Non Accrual
Loans and Allowance for Loan Losses
Total gross loans	46
Consumer | Current
Loans and Allowance for Loan Losses
Total gross loans	$ 6,866
Installment
Loans and Allowance for Loan Losses
Non Accrual		0
Total gross loans		8,766
Installment | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		15
Installment | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		2
Installment | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		15
Installment | Total Past Due and Non Accrual
Loans and Allowance for Loan Losses
Total gross loans		32
Installment | Current
Loans and Allowance for Loan Losses
Total gross loans		$ 8,734